Investment Securities	12 Months Ended
Dec. 31, 2019
Investments, Debt and Equity Securities [Abstract]
Investment Securities
Note 3. Investment Securities
(in thousands)
The amortized cost and estimated fair value of securities
available-for-sale
and the corresponding amounts of gross unrealized gains and losses recognized in accumulated other comprehensive income at December 31, 2019 and 2018 were as follows:

		Gross	Gross
	Amortized	Unrealized	Unrealized
2019	Cost	Gains	Losses	Fair Value

Securities available-for-sale
Obligations of U.S.
Government agencies	$97,400	$—	$289	$97,111
Mortgage-backed securities	308,310	640	2,050	306,900
State, County, Municipals	59,724	708	60	60,372

Total	$465,434	$1,348	$2,399	$464,383

		Gross	Gross
	Amortized	Unrealized	Unrealized
2018	Cost	Gains	Losses	Fair Value

Securities available-for-sale
Obligations of U.S.
Government agencies	$99,366	$—	$3,388	$95,978
Mortgage-backed securities	259,742	5	12,373	247,374
State, County, Municipals	105,591	67	4,264	101,394

Total	$464,699	$72	$20,025	$444,746

The following tables show the gross unrealized losses and fair value of the Company’s investments classified as AFS investments with unrealized losses that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2019 and 2018.

A summary of unrealized loss information for AFS securities, categorized by security type follows:

December 31, 2019	Less than 12 months		12 months or more		Total
Description of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

Obligations of U.S.
Government agencies	$76,682	217	$20,429	72	$97,111	289
Mortgage backed securities	101,730	871	76,630	1,179	178,360	2,050
State, County, Municipal	8,280	37	3,731	23	12,011	60

Total	$186,692	1,125	$100,790	1,274	$287,482	2,399

December 31, 2018	Less than 12 months		12 months or more		Total
Description of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

Obligations of U.S.
Government agencies	$—	—	$95,978	3,388	$95,978	3,388
Mortgage backed securities	12,258	179	234,929	12,194	247,187	12,373
State, County, Municipal	12,624	285	76,536	3,979	89,160	4,264

Total	$24,882	464	$407,443	19,561	$432,325	20,025

The Company’s unrealized losses on its Obligations of United States Government agencies, Mortgage backed securities and State, County and Municipal bonds are the result of an upward trend in interest rates, mainly in the mid-term
sector. The Company does not intend to sell any of the securities in an unrealized loss position, and it is not more likely than not that the Company will be required to sell any such security prior to the recovery of its amortized cost basis, which may be at maturity. Furthermore, even though a number of these securities have been in a continuous unrealized loss position for a period greater than twelve months, the Company is collecting principal and interest from the respective issuers as scheduled. None of the unrealized losses disclosed in the previous table are related to credit deterioration. As such, the Company did not record any other-than-temporary impairment for the years ended December 31, 2019 or 2018.
The amortized cost and estimated fair value of securities at December 31, 2019, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized Cost	Fair Value
Securities AFS
Due in one year or less	$345	$345
Due after one year through five years	89,920	89,681
Due after five years through ten years	18,678	18,808
Due after ten years	48,181	48,649
Residential mortgage backed securities	259,309	258,415
Commercial mortgage backed securities	49,001	48,485

Total	$465,434	$464,383

Investment securities with fair values of $413,275 and $357,231 at December 31, 2019 and December 31, 2018, respectively, were pledged as collateral for public deposits and securities sold under agreement to repurchase.

Gross realized gains and losses are included in net gains on sales of securities. Total gross realized gains and gross realized losses from the sale of investment securities for each of the years ended December 31 were:

	2019	2018	2017
Gross realized gains	$414	$171	$633
Gross realized losses	223	160	528

Net realized gains	$191	$11	$105